Net financial (income) expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net financial (income) expense
Financial income	$ 550,710	$ 19,746
Change in fair value of investments		10,035
Financial expense	28,703	15,351
Foreign currency loss	48,800	3,871
Net financial (income) expense	$ (473,307)	$ 9,511